CRYPTOCURRENCIES, Details of Cryptocurrencies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cryptocurrencies [Abstract]
Beginning balances	$ 15,371	$ 2,175
Ending balances	24,916	10,336
Other than USD Coin [Member]
Cryptocurrencies [Abstract]
Beginning balances	15,336	2,086
Ending balances	24,913	10,186
Cost [Member]
Cryptocurrencies [Abstract]
Beginning balances	15,377	2,179
Additions	184,296	133,520
Disposals	(173,928)	(125,360)
Ending balances	25,745	10,339
Cost [Member] | Other than USD Coin [Member]
Cryptocurrencies [Abstract]
Beginning balances	15,342	2,090
Additions	180,185	127,589
Disposals	(169,785)	(119,490)
Ending balances	25,742	10,189
Impairment [Member]
Cryptocurrencies [Abstract]
Beginning balances	(6)	(4)
Additions	(823)	0
Disposals	0	1
Ending balances	(829)	(3)
Impairment [Member] | Other than USD Coin [Member]
Cryptocurrencies [Abstract]
Beginning balances	(6)	(4)
Additions	(823)	0
Disposals	0	1
Ending balances	$ (829)	$ (3)